UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Address of principal executive offices)

OCM Mutual Fund

Attn: Greg Orrell

2600 Kitty Hawk Road

Suite 119

Livermore, CA 94551

(Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018 through June 30, 2019

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Atlantic Gold Corp.	AGB CN	04854Q952	10/26/2018	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For	For
				as auditors, directors to fix remuneration;
				3. Ratify, confirm and reapprove rolling stock plan;
				4. Transact such other business.

Randgold Resources Ltd. ADR	GOLD	752344309	11/5/2018	1. To approve the scheme of arrangement	Company	Yes	For	For
(Special Meeting)				between Barrick Gold and Randgold;
				2. The "scheme" to be approved by the Royal
				Court of Jersey. After approval the directors
				be authorized to take such action necessary
				to carry out the "scheme" into full effect, the
				merger of Barrick and Randgold.

Royal Gold, Inc.	RGLD	780287108	11/14/2018	1a,1b. Election of Tony Jenson and Jamie C.	Company	Yes	For	For
				Sokalsky; 2. Approval of the compensation of
				the named executive officers; 3. Ratification
				of appointment of Ernst & Young LLP as
				auditors for year ending 2019.

Newmont Goldcorp Corp.	NEM	651639106	4/10/2019	1. Approve an amendment and restatement of	Company	Yes	Against	Against
(Special Meeting)				the Newmont restated cert. to increase Newmont
				authorized stock from 750,000,000 to
				1,280,000,000 shares; 2. Approve the issuance
				of shares of Newmont common shares to Goldcorp
				shareholders per arrangement dated 01/14/19;
				3. Approve adjournment or postponement of the
				Newmont special meeting, if necessary, to
				solicit additional proxies if there are not sufficient
				votes to approve Proposal 1 and 2.

Agnico Eagle Mines Ltd.	AEM	008474108	4/26/2019	1. Elect directors; 2. Appoint Ernst & Young as	Company	Yes	For 1 & 2	For 1 & 2
				auditors, directors to fix remuneration;			Against 3 & 4	Against 3 & 4
				3. Consider passing a resolution approving
				Company's incentive share purchase plan;
				4. Non-binding resolution accepting the Company's
				approach to executive compensation.

Centerra Gold, Inc.	CG CN	152006953	5/1/2019	1. Elect directors; 2. Approve appointment	Company	Yes	For	For
				of KPMG LLP as auditors, directors to fix
				remuneration.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Alamos Gold, Inc.	AGI	011532108	5/2/2019	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For 1,2,5	For 1,2,5
				auditors, directors to fix remuneration;			Against 3,4,6	Against 3,4,6
				3. If deemed advisable pass a resolution to approve
				Company's long-term incentive plan;
				4. Pass a resolution to approve Company's employee
				share purchase plan; 5. Pass a resolution
				to approve Company's fourth amended and
				restated shareholder rights plan;
				6. Pass a resolution to approve Company's approach
				to executive compensation.

Argonaut Gold, Inc.	AR CN	04016A952	5//2/2019	1. Set number of directors at seven (7); 2. Elect	Company	Yes	For 1,2,3	For 1,2,3
				directors; 3. Appoint PricewaterhouseCoopers LLP			Against 4	Against 4
				as auditors, directors to fix their remuneration;
				4. Have a shareholder advisory vote on the Corporation's
				report on executive compensation.

IAMGOLD Corp.	IAG	450913108	5/7/2019	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For 1,2	For 1,2
				auditors; directors to fix their remuneration;			Against 3	Against 3
				3. Shareholders accept the approach to executive
				compensation.

Barrick Gold Corp.	GOLD	067901108	5/7/2019	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For 1,2	For 1,2
				as auditors, directors to fix their remuneration;			Against 3	Against 3
				3. Advisory resolution on approach to executive
				compensation.

Kinross Gold Corp.	KGC	496902404	5/8/2019	1. Elect directors; 2. Appoint KPMG LLP as auditors,	Company	Yes	For 1,2,3	For 1,2,3
				directors to fix their remuneration;			Against 4	Against 4
				3. Approve amending the restricted share plan
				to increase number of common shares for
				issuance from 35,000,000 to 50,000,000;
				4. Pass an advisory resolution regarding executive
				compensation.

Wheaton Precious Metals Corp.	WPM CN	926879953	5/9/2019	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For 1,2	For 1,2
				auditors, directors to fix their remuneration;			Against 3	Against 3
				3. Non-binding resolution regarding executive
				compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
SEMAFO, Inc.	SMF CN	816922959	5/9/2019	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For 1,2	For 1,2
				as auditors, directors to fix their remuneration			Against 3	Against 3
3. Advisory resolution regarding executive compensation.

Dundee Precious Metals, Inc.	DPM CN	265269951	5/10/2019	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For 1, 2	For 1,2
				as auditors, directors to fix their remuneration			Against 3	Against 3
3. Non-binding resolution regarding executive compensation.

Newmont Mining Corp.	NEM	651639106	6/4/2019	1. Election of directors; 2. Approve on an advisory basis	Company	Yes	For 1 & 3	For 1 & 3
				named executive officer compensation;			Against 2	Against 2
3. Ratify appointment of independent public accounting firm.

Jaguar Mining, Inc.	JAG CN	47009M400	6/4/2019	1.Elect directors:
				Benjamin Guenther	Company	Yes	1. For:	1. For:
				Thomas Weng, Richard Falconer			Guenther	Guenther
				Edward Reeser, Luis Ricardo Miraglia			Weng	Weng
				John Ellis, Robert Getz;			Miraglia	Miraglia
				2. Appoint KPMG LLP as auditors, directors to fix remuneration;			1. Withhold	1. Withhold
				3. Ratify and re-approve the Corporation's stock option plan			Falconer	Falconer
				and ratify and approve certain stock option grants made			Reeser	Reeser
				thereunder; 4. Ratify and approve an amendment			Ellis	Ellis
				to increase the maximum number of deferred			Getz	Getz
				share units issuable under the corporation's			For 2 & 3	For 2 & 3
				deferred share unit plan.			Against 4	Against 4

Alacer Gold Corp.	ASR CN	010679959	6/14/2019	1. Elect directors; 2. Appoint PricewaterhouseCoopers LLP	Company	Yes	For 1 & 2	For 1 & 2
				as auditors; 3. Advisory resolution on the Corporation's			Against 3	Against 3
approach to executive compensation.

Endeavour Mining Corp.	EDV CN	G3040R950	6/24/2019	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
auditors, directors to fix remuneration;
3. On an advisory basis, the shareholders support the
executive compensation and the framework for
remuneration.

Steppe Gold Ltd.	STGO CN	85913R206	6/28/2019	1. Elect directors; 2. Appoint MNP LLP as auditors,	Company	Yes	For	For
directors to fix remuneration.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell

Gregory M. Orrell

President

August 6, 2019